DERIVATIVE INSTRUMENTS (Details 4) lb in Millions	Dec. 31, 2017 lb oz	Dec. 31, 2016 lb oz
Volumes subject to final pricing net of outstanding swaps [Abstract]
Gold ounces | oz	2,000	4,000
Copper pounds | lb	1.6	3.0